Retirement Plans - Components of Net Periodic Pension Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.1	$ 0.1	$ 0.4	$ 0.4	$ 0.4
Interest cost on benefit obligation	2.9	3.0	11.8	11.9	11.7
Expected return on plan assets	(4.3)	(3.8)	(15.2)	(14.9)	(13.4)
Amortization of net actuarial loss	2.0	1.9
Net periodic benefit cost	$ 0.7	$ 1.2	$ (4.2)	$ 1.0	$ (0.3)